Investment in the joint venture Equity method (Details Narrative) - PlanET Biogas Global GmbH [Member] - PlanET Germany [Member] - Share Exchange Agreement [Member]	Dec. 31, 2016 USD ($)
Investment in joint venture	$ 50,000
Joint Venture, Ownership percentage	50.00%